Share-based compensation (Details)										12 Months Ended
	Nov. 10, 2021 shares	Apr. 30, 2019 shares	Oct. 31, 2018 shares	May 09, 2018 $ / shares shares	Apr. 30, 2018 shares	Oct. 11, 2017 shares	May 03, 2016 shares	Jun. 29, 2015 shares	Jan. 25, 2015 shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares
Share-based compensation
Number of shares granted		155,000	475,000	40,000,000	841,054	16,616,000	7,425,000	630,000	13,843,645
Expiration period (in years)										10 years	10 years
Exercise price (in dollars per share) | $ / shares				$ 4.75
Share-based compensation expense										¥ 70,588,710	$ 11,274,723	¥ 150,943,580	¥ 71,849,299
Weighted-average grant date fair value of the options | ¥ / shares										¥ 9.58		¥ 9.99	¥ 10.33
Minimum
Share-based compensation
Vesting period (in years)										3 years	3 years
Maximum
Share-based compensation
Vesting period (in years)										4 years	4 years
Stock options.
Share-based compensation
Unvested share options granted	9,429,984